UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Sustainable U.S. Market Fund Fidelity® Series Sustainable U.S. Market Fund : FSUMX

This annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection detracted from the fund's performance, especially an underweight in communication services, where an underweight in media & entertainment detracted. Stock picks in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picking and an underweight in consumer discretionary, primarily within the automobiles & components industry.
•The biggest individual relative detractor this period was avoiding Meta Platforms, a benchmark component that gained roughly 77%. A second notable relative detractor was an underweight in Tesla (+116%). The stock was among our largest holdings at period end. An underweight in Broadcom (+90%) also hurt. This was an investment we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry.
•The top individual relative contributor was our stake in Nvidia (+95%). The stock was the fund's largest holding. A second notable relative contributor was an overweight in GE Aerospace (+94%). The stock was one of our biggest holdings. An overweight in GE Vernova (+167%) also helped. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to energy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series Sustainable U.S. Market Fund	25.66%	26.00%
MSCI USA IMI ESG Focus Dynamic Weighted Index	25.63%	25.58%
Dow Jones U.S. Total Stock Market Index℠	26.28%	26.37%
A   From May 11, 2023
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$28,491,416
Number of Holdings	816
Total Advisory Fee	$0
Portfolio Turnover	27%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Financials	15.1
Health Care	10.8
Consumer Discretionary	10.5
Industrials	10.4
Communication Services	7.6
Consumer Staples	5.2
Energy	4.1
Materials	2.2
Utilities	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.8
Canada - 0.8
United Kingdom - 0.7
China - 0.6
Germany - 0.5
Taiwan - 0.4
Ireland - 0.3
Israel - 0.3
India - 0.2
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.9
Apple Inc	4.5
Microsoft Corp	3.9
Amazon.com Inc	3.4
Alphabet Inc Class C	2.4
Alphabet Inc Class A	1.8
JPMorgan Chase & Co	1.6
GE Aerospace	1.2
Tesla Inc	1.2
Bank of America Corp	1.2
26.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912678.100    7319-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, January 31, 2025, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Sustainable U.S. Market Fund (the “Fund”):

Services Billed by PwC

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Sustainable U.S. Market Fund	$31,200	$2,600	$6,600	$900

January 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Sustainable U.S. Market Fund	$26,500	$1,700	$6,400	$600

A Amounts may reflect rounding.

B Fidelity Series Sustainable U.S. Market Fund commenced operations on May 11, 2023.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	January 31, 2025A	January 31, 2024A,B
Audit-Related Fees	$10,640,500	$8,881,200
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

B Fidelity Series Sustainable U.S. Market Fund commenced operations on May 11, 2023.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2025A	January 31, 2024A,B
PwC	$15,803,100	$14,245,600

A Amounts may reflect rounding.

B Fidelity Series Sustainable U.S. Market Fund commenced operations on May 11, 2023.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Sustainable U.S. Market Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Sustainable U.S. Market Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	919	19,630
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	224	43,733
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16	3,721
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	1,251	16,564
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer SA ADR (a)	154	6,309
TOTAL BRAZIL		22,873
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd	381	15,526
CANADA - 0.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	101	9,558
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (a)	174	8,368
TOTAL CONSUMER DISCRETIONARY		17,926

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	360	19,011
Food Products - 0.0%
Sunopta Inc (United States) (a)	532	3,900
TOTAL CONSUMER STAPLES		22,911

Energy - 0.2%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	926	5,486
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp	157	7,764
Imperial Oil Ltd	299	19,888
Parex Resources Inc	852	8,119
Parkland Corp	78	1,736
Secure Waste Infrastructure Corp	632	6,532
		44,039
TOTAL ENERGY		49,525

Financials - 0.0%
Capital Markets - 0.0%
TMX Group Ltd	372	11,513
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	433	17,311
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (a)	140	8,193
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (a)	127	15,680
IT Services - 0.1%
Shopify Inc Class A (a)	297	34,661
TOTAL INFORMATION TECHNOLOGY		50,341

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	279	14,405
Metals & Mining - 0.0%
Osisko Gold Royalties Ltd	147	2,719
TOTAL MATERIALS		17,124

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	45	6,403
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	376	15,687
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States)	137	3,656
TOTAL UTILITIES		19,343

TOTAL CANADA		220,590
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	651	5,142
CHINA - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
JD.com Inc ADR	368	14,985
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc ADR	91	4,437
TAL Education Group Class A ADR (a)	423	5,173
		9,610
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR (a)	159	11,157
TOTAL CONSUMER DISCRETIONARY		35,752

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	589	122,836
TOTAL CHINA		158,588
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (a)	1,322	14,199
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	184	15,539
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	417	13,331
FRANCE - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	3	8,478
LVMH Moet Hennessy Louis Vuitton SE	7	5,119
		13,597
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA	49	5,602
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	166	28,713
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	54	9,813
Software - 0.0%
Dassault Systemes SE	92	3,592
TOTAL INFORMATION TECHNOLOGY		13,405

TOTAL FRANCE		61,317
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	39	10,313
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	193	23,888
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Siemens AG	154	33,014
Information Technology - 0.3%
Software - 0.3%
SAP SE ADR	240	66,254
TOTAL GERMANY		133,469
INDIA - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mahindra & Mahindra Ltd GDR (b)	147	5,056
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (a)	54	5,901
TOTAL CONSUMER DISCRETIONARY		10,957

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (c)	308	18,080
Financials - 0.1%
Banks - 0.1%
ICICI Bank Ltd ADR	925	26,520
Industrials - 0.0%
Construction & Engineering - 0.0%
Larsen & Toubro Ltd GDR (b)	115	4,704
Professional Services - 0.0%
WNS Holdings Ltd ADR	42	2,572
TOTAL INDUSTRIALS		7,276

TOTAL INDIA		62,833
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	238	91,618
ISRAEL - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Global-e Online Ltd (a)	248	14,853
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (a)	668	11,843
Information Technology - 0.2%
IT Services - 0.1%
Wix.com Ltd (a)	86	20,545
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (a)	72	17,653
Software - 0.0%
Cellebrite DI Ltd (a)	605	14,544
TOTAL INFORMATION TECHNOLOGY		52,742

TOTAL ISRAEL		79,438
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	693	3,998
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	400	8,915
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	700	10,245
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	806	19,417
TOTAL JAPAN		38,577
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	97	2,280
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	145	5,163
TOTAL KOREA (SOUTH)		7,443
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	89	8,154
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	591	16,484
Health Care - 0.0%
Biotechnology - 0.0%
Merus NV (a)	261	10,685
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV depository receipt	167	4,606
TOTAL HEALTH CARE		15,291

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	24	17,744
TOTAL NETHERLANDS		49,519
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	303	5,071
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	491	3,010
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	583	12,103
Financial Services - 0.0%
EVERTEC Inc	179	5,812
TOTAL FINANCIALS		17,915

TOTAL PUERTO RICO		20,925
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (a)	53	6,455
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	180	9,829
Taiwan Semiconductor Manufacturing Co Ltd ADR	455	95,241

TOTAL TAIWAN		105,070
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	49	10,594
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (a)	110	29,367
Flutter Entertainment PLC (United Kingdom) (a)	43	11,628
		40,995
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	395	31,028
Diageo PLC	288	8,580
Diageo PLC ADR	44	5,278
		44,886
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,068	32,093
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	304	14,605
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	736	52,080
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	2,288	27,756
TOTAL UNITED KINGDOM		212,415
UNITED STATES - 91.2%
Communication Services - 7.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc	2,046	48,552
Cogent Communications Holdings Inc	149	11,226
Frontier Communications Parent Inc (a)	149	5,328
Iridium Communications Inc	77	2,213
Verizon Communications Inc	1,636	64,442
		131,761
Entertainment - 1.6%
Electronic Arts Inc	193	23,722
IMAX Corp (a)	646	15,213
Liberty Media Corp-Liberty Live Class A (a)	44	3,167
Netflix Inc (a)	233	227,585
Roku Inc Class A (a)	98	8,110
Take-Two Interactive Software Inc (a)	18	3,339
Vivid Seats Inc Class A (a)	692	2,976
Walt Disney Co/The	1,362	153,988
Warner Bros Discovery Inc (a)	2,177	22,728
		460,828
Interactive Media & Services - 4.8%
Alphabet Inc Class A	2,535	517,191
Alphabet Inc Class C	3,248	667,789
IAC Inc Class A (a)	375	15,874
Match Group Inc	396	14,137
Pinterest Inc Class A (a)	263	8,668
QuinStreet Inc (a)	793	18,762
Snap Inc Class A (a)	8,657	97,738
TripAdvisor Inc Class A (a)	400	7,024
Trump Media & Technology Group Corp (a)	63	2,007
Ziff Davis Inc (a)	239	12,880
ZoomInfo Technologies Inc (a)	1,525	15,692
		1,377,762
Media - 0.6%
Comcast Corp Class A	4,119	138,646
New York Times Co/The Class A	46	2,498
News Corp Class B	57	1,804
Paramount Global Class B	339	3,688
TechTarget Inc/old	67	1,140
Thryv Holdings Inc (a)	103	1,804
Trade Desk Inc (The) Class A (a)	104	12,343
		161,923
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	1,085	9,157
Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Gentherm Inc (a)	61	2,327
LCI Industries	111	11,632
		13,959
Automobiles - 1.2%
Harley-Davidson Inc	127	3,437
Lucid Group Inc Class A (a)	712	1,964
Rivian Automotive Inc Class A (a)	785	9,860
Tesla Inc (a)	779	315,183
Thor Industries Inc	33	3,394
		333,838
Broadline Retail - 3.4%
Amazon.com Inc (a)	4,034	958,801
Dillard's Inc Class A	7	3,277
Kohl's Corp	163	2,153
Macy's Inc	315	4,908
		969,139
Distributors - 0.2%
LKQ Corp	1,164	43,522
Pool Corp	48	16,524
		60,046
Diversified Consumer Services - 0.2%
ADT Inc	260	1,997
Bright Horizons Family Solutions Inc (a)	49	6,007
European Wax Center Inc Class A (a)	492	3,321
Grand Canyon Education Inc (a)	86	15,105
H&R Block Inc	668	36,948
Laureate Education Inc (a)	392	7,338
		70,716
Hotels, Restaurants & Leisure - 1.4%
Aramark	125	4,864
Booking Holdings Inc	19	90,014
Brinker International Inc (a)	249	45,311
Chipotle Mexican Grill Inc (a)	759	44,288
DoorDash Inc Class A (a)	81	15,295
DraftKings Inc Class A (a)	56	2,349
Hilton Worldwide Holdings Inc	39	9,987
Light & Wonder Inc Class A (a)	7	614
McDonald's Corp	271	78,238
Royal Caribbean Cruises Ltd	68	18,129
Starbucks Corp	759	81,729
Wingstop Inc	7	2,085
		392,903
Household Durables - 0.5%
Cavco Industries Inc (a)	31	15,768
Champion Homes Inc (a)	66	6,094
DR Horton Inc	168	23,839
Garmin Ltd	21	4,533
Green Brick Partners Inc (a)	142	8,587
Installed Building Products Inc	36	7,158
Leggett & Platt Inc	155	1,636
LGI Homes Inc (a)	22	1,964
Lovesac Co/The (a)	109	2,786
Newell Brands Inc	1,132	11,275
PulteGroup Inc	37	4,210
SharkNinja Inc	440	49,196
TopBuild Corp (a)	19	6,511
Whirlpool Corp	59	6,196
		149,753
Leisure Products - 0.1%
Acushnet Holdings Corp	33	2,155
Brunswick Corp/DE	103	6,946
Hasbro Inc	87	5,032
Latham Group Inc (a)	562	4,103
Mattel Inc (a)	184	3,430
YETI Holdings Inc (a)	84	3,130
		24,796
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (a)	180	21,488
Academy Sports & Outdoors Inc	412	21,552
America's Car-Mart Inc/TX (a)	148	7,206
AutoNation Inc (a)	9	1,697
Best Buy Co Inc	290	24,899
Camping World Holdings Inc Class A	394	9,097
CarMax Inc (a)	227	19,440
Carvana Co Class A (a)	194	48,011
Chewy Inc Class A (a)	120	4,678
Dick's Sporting Goods Inc	5	1,200
Five Below Inc (a)	112	10,503
GameStop Corp Class A (a)	166	4,465
Gap Inc/The	151	3,635
Group 1 Automotive Inc	27	12,325
Home Depot Inc/The	317	130,598
Lowe's Cos Inc	670	174,228
Murphy USA Inc	83	41,742
Ross Stores Inc	132	19,874
TJX Cos Inc/The	245	30,574
Tractor Supply Co	579	31,474
Ulta Beauty Inc (a)	31	12,777
Warby Parker Inc Class A (a)	154	4,267
Williams-Sonoma Inc	163	34,453
		670,183
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co	69	6,093
Crocs Inc (a)	147	15,004
Kontoor Brands Inc	65	5,970
Lululemon Athletica Inc (a)	166	68,757
NIKE Inc Class B	232	17,841
PVH Corp	37	3,315
Ralph Lauren Corp Class A	8	1,998
Samsonite International SA (b)(c)	2,100	6,091
Tapestry Inc	380	27,717
Under Armour Inc Class A (a)	1,006	8,400
		161,186
TOTAL CONSUMER DISCRETIONARY		2,846,519

Consumer Staples - 4.9%
Beverages - 0.9%
Coca-Cola Co/The	2,444	155,146
Constellation Brands Inc Class A	125	22,600
Molson Coors Beverage Co Class B	627	34,328
Primo Brands Corp Class A	756	24,472
Vita Coco Co Inc/The (a)	167	6,252
		242,798
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (a)	293	29,022
Casey's General Stores Inc	38	16,027
Costco Wholesale Corp	90	88,189
Kroger Co/The	804	49,559
Maplebear Inc (a)	44	2,124
Performance Food Group Co (a)	173	15,624
Sprouts Farmers Market Inc (a)	114	18,051
Sysco Corp	51	3,719
Target Corp	402	55,440
Walgreens Boots Alliance Inc	217	2,231
Walmart Inc	1,645	161,473
		441,459
Food Products - 1.1%
Archer-Daniels-Midland Co	175	8,965
Bunge Global SA	154	11,724
Conagra Brands Inc	712	18,434
Darling Ingredients Inc (a)	234	8,766
Freshpet Inc (a)	38	6,078
General Mills Inc	1,359	81,730
Hormel Foods Corp	577	17,298
Ingredion Inc	13	1,773
Kellanova	623	50,918
Kraft Heinz Co/The	1,708	50,967
McCormick & Co Inc/MD	226	17,454
Mondelez International Inc	126	7,307
Post Holdings Inc (a)	20	2,123
Simply Good Foods Co/The (a)	519	19,722
The Campbell's Company	400	15,508
TreeHouse Foods Inc (a)	194	6,697
		325,464
Household Products - 0.8%
Church & Dwight Co Inc	264	27,857
Clorox Co/The	157	24,913
Colgate-Palmolive Co	140	12,138
Energizer Holdings Inc	274	9,313
Kimberly-Clark Corp	96	12,477
Procter & Gamble Co/The	813	134,950
Spectrum Brands Holdings Inc	45	3,805
		225,453
Personal Care Products - 0.5%
elf Beauty Inc (a)	11	1,099
Estee Lauder Cos Inc/The Class A	40	3,337
Haleon PLC	5,036	23,474
Haleon PLC ADR	2,708	25,645
Kenvue Inc	4,598	97,891
		151,446
TOTAL CONSUMER STAPLES		1,386,620

Energy - 3.6%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	2,007	92,684
Cactus Inc Class A	424	25,317
Kodiak Gas Services Inc	353	16,513
Liberty Energy Inc Class A	624	11,425
Oceaneering International Inc (a)	292	7,256
Schlumberger NV	1,520	61,226
Weatherford International PLC	59	3,714
		218,135
Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp (a)	267	9,964
Cheniere Energy Inc	406	90,802
Civitas Resources Inc	91	4,619
DT Midstream Inc	91	9,198
Exxon Mobil Corp	1,845	197,102
Gulfport Energy Corp (a)	73	13,031
HF Sinclair Corp	84	3,031
ONEOK Inc	1,491	144,880
Phillips 66	310	36,540
Shell PLC ADR	1,981	130,449
Targa Resources Corp	238	46,838
Valero Energy Corp	238	31,654
Viper Energy Inc Class A	55	2,580
Williams Cos Inc/The	1,670	92,568
		813,256
TOTAL ENERGY		1,031,391

Financials - 14.8%
Banks - 5.7%
Bank of America Corp	6,674	309,006
Bank OZK	50	2,540
BOK Financial Corp	54	5,963
Byline Bancorp Inc	341	10,005
Cadence Bank	505	17,776
Citigroup Inc	1,265	103,009
Columbia Banking System Inc	106	2,957
Comerica Inc	176	11,848
Connectone Bancorp Inc	467	11,834
Cullen/Frost Bankers Inc	46	6,412
East West Bancorp Inc	119	12,253
Eastern Bankshares Inc	642	11,787
Fifth Third Bancorp	274	12,141
First Hawaiian Inc	520	14,362
First Horizon Corp	183	4,006
First Interstate BancSystem Inc Class A	570	18,782
FNB Corp/PA	1,827	28,666
Glacier Bancorp Inc	100	4,967
Huntington Bancshares Inc/OH	1,270	21,844
Independent Bank Corp/MI	585	21,294
JPMorgan Chase & Co	1,577	421,533
KeyCorp	771	13,863
M&T Bank Corp	240	48,298
Metropolitan Bank Holding Corp (a)	55	3,527
Pathward Financial Inc	125	9,966
Pinnacle Financial Partners Inc	158	19,714
PNC Financial Services Group Inc/The	883	177,439
Regions Financial Corp	112	2,760
SouthState Corp	193	20,379
Synovus Financial Corp	271	15,290
TriCo Bancshares	32	1,404
Truist Financial Corp	744	35,429
United Community Banks Inc/GA	294	9,752
Univest Financial Corp	62	1,884
US Bancorp	2,230	106,549
Webster Financial Corp	356	21,445
Western Alliance Bancorp	313	27,503
Wintrust Financial Corp	156	20,406
Zions Bancorp NA	59	3,414
		1,592,007
Capital Markets - 3.4%
Affiliated Managers Group Inc	18	3,383
Ameriprise Financial Inc	20	10,867
Bank of New York Mellon Corp/The	1,057	90,828
Blackrock Inc	57	61,304
Cboe Global Markets Inc	188	38,414
Coinbase Global Inc Class A (a)	124	36,125
FactSet Research Systems Inc	27	12,809
Goldman Sachs Group Inc/The	126	80,690
Houlihan Lokey Inc Class A	1	182
Interactive Brokers Group Inc Class A	52	11,307
Invesco Ltd	131	2,519
Janus Henderson Group PLC	242	10,873
Jefferies Financial Group Inc	67	5,152
KKR & Co Inc Class A	501	83,702
Lazard Inc Class A	142	7,721
Moody's Corp	125	62,430
Morgan Stanley	801	110,882
Nasdaq Inc	422	34,747
Northern Trust Corp	544	61,086
Piper Sandler Cos	68	21,566
PJT Partners Inc Class A	90	14,847
Raymond James Financial Inc	200	33,696
Robinhood Markets Inc Class A (a)	133	6,909
S&P Global Inc	277	144,431
StepStone Group Inc Class A	239	15,315
Stifel Financial Corp	128	14,829
T Rowe Price Group Inc	46	5,378
		981,992
Consumer Finance - 0.9%
American Express Co	400	126,980
Capital One Financial Corp	187	38,094
Discover Financial Services	187	37,604
FirstCash Holdings Inc	215	23,467
OneMain Holdings Inc	38	2,110
SLM Corp	283	7,899
Synchrony Financial	331	22,832
		258,986
Financial Services - 2.2%
Affirm Holdings Inc Class A (a)	232	14,168
Apollo Global Management Inc	145	24,792
AvidXchange Holdings Inc (a)	612	6,487
Block Inc Class A (a)	78	7,084
Equitable Holdings Inc	358	19,482
Fidelity National Information Services Inc	315	25,663
Flywire Corp (a)	600	11,598
HA Sustainable Infrastructure Capital Inc	306	8,571
Mastercard Inc Class A	399	221,617
MGIC Investment Corp	166	4,240
NMI Holdings Inc (a)	246	9,501
PayPal Holdings Inc (a)	381	33,749
Rocket Cos Inc Class A (a)	149	1,877
Toast Inc Class A (a)	128	5,238
Visa Inc Class A	663	226,613
Voya Financial Inc	44	3,124
Walker & Dunlop Inc	100	9,607
WEX Inc (a)	25	4,597
		638,008
Insurance - 2.6%
AFLAC Inc	360	38,657
Aon PLC	42	15,574
Arch Capital Group Ltd	210	19,545
Arthur J Gallagher & Co	88	26,560
Assurant Inc	107	23,025
Assured Guaranty Ltd	27	2,554
Axis Capital Holdings Ltd	117	10,649
Baldwin Insurance Group Inc/The Class A (a)	423	17,322
CNA Financial Corp	73	3,581
Everest Group Ltd	40	13,900
First American Financial Corp	146	9,230
Genworth Financial Inc Class A (a)	595	4,302
Globe Life Inc	27	3,296
Hartford Financial Services Group Inc/The	191	21,306
Kinsale Capital Group Inc	5	2,210
Lincoln National Corp	59	2,074
Marsh & McLennan Cos Inc	341	73,956
MetLife Inc	745	64,450
Old Republic International Corp	99	3,621
Primerica Inc	39	11,317
Progressive Corp/The	220	54,217
Prudential Financial Inc	981	118,467
Reinsurance Group of America Inc	25	5,697
RLI Corp	36	2,641
Selective Insurance Group Inc	75	6,310
The Travelers Companies, Inc.	447	109,595
Unum Group	216	16,470
White Mountains Insurance Group Ltd	4	7,730
Willis Towers Watson PLC	168	55,367
		743,623
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp	408	4,068
TOTAL FINANCIALS		4,218,684

Health Care - 10.1%
Biotechnology - 1.9%
AbbVie Inc	422	77,606
Alnylam Pharmaceuticals Inc (a)	77	20,891
ALX Oncology Holdings Inc (a)	328	478
AnaptysBio Inc (a)	253	4,536
Arcellx Inc (a)	200	13,626
Astria Therapeutics Inc (a)	515	4,048
Avidity Biosciences Inc (a)	57	1,877
Blueprint Medicines Corp (a)	77	8,665
Cargo Therapeutics Inc (a)	203	731
Celldex Therapeutics Inc (a)	333	8,155
Cogent Biosciences Inc (a)	1,045	9,729
Crinetics Pharmaceuticals Inc (a)	282	11,365
Cytokinetics Inc (a)	215	10,634
Day One Biopharmaceuticals Inc (a)	646	7,991
Exact Sciences Corp (a)	66	3,699
Gilead Sciences Inc	1,516	147,355
GRAIL Inc	165	4,996
Immunovant Inc (a)	274	5,957
Insmed Inc (a)	94	7,199
Keros Therapeutics Inc (a)	206	2,348
Mirati Therapeutics Inc rights (a)(d)	26	0
Moderna Inc (a)	499	19,671
MoonLake Immunotherapeutics Class A (a)	220	10,118
Natera Inc (a)	43	7,608
Nurix Therapeutics Inc (a)	191	3,765
Nuvalent Inc Class A (a)	26	2,231
Perspective Therapeutics Inc (a)	757	2,687
Regeneron Pharmaceuticals Inc (a)	70	47,109
Revolution Medicines Inc (a)	73	3,135
Spyre Therapeutics Inc (a)	93	2,138
Tyra Biosciences Inc (a)	230	3,326
Vaxcyte Inc (a)	373	32,943
Vericel Corp (a)	84	4,917
Vertex Pharmaceuticals Inc (a)	112	51,708
Viridian Therapeutics Inc (a)	156	3,023
		546,265
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (a)	1,201	122,934
Cooper Cos Inc/The (a)	96	9,269
Dexcom Inc (a)	245	21,273
Edwards Lifesciences Corp (a)	907	65,712
Enovis Corp (a)	58	2,725
Glaukos Corp (a)	195	30,506
Hologic Inc (a)	143	10,316
IDEXX Laboratories Inc (a)	96	40,517
Inspire Medical Systems Inc (a)	42	8,127
Insulet Corp (a)	13	3,619
Integer Holdings Corp (a)	50	7,111
Intuitive Surgical Inc (a)	117	66,910
iRhythm Technologies Inc (a)	94	10,232
Lantheus Holdings Inc (a)	34	3,145
Masimo Corp (a)	97	16,900
Merit Medical Systems Inc (a)	183	19,925
Penumbra Inc (a)	28	7,475
PROCEPT BioRobotics Corp (a)	65	4,713
Solventum Corp	45	3,333
STERIS PLC	177	39,055
Stryker Corp	101	39,520
Tandem Diabetes Care Inc (a)	295	10,933
TransMedics Group Inc (a)	29	1,959
Zimmer Biomet Holdings Inc	114	12,481
		558,690
Health Care Providers & Services - 3.1%
Acadia Healthcare Co Inc (a)	88	3,970
AMN Healthcare Services Inc (a)	233	6,412
Cardinal Health Inc	325	40,190
Cencora Inc	120	30,505
Centene Corp (a)	1,312	84,007
Cigna Group/The	471	138,573
CVS Health Corp	436	24,625
Elevance Health Inc	139	55,002
Encompass Health Corp	56	5,559
Ensign Group Inc/The	142	19,832
HCA Healthcare Inc	33	10,887
HealthEquity Inc (a)	111	12,257
Humana Inc	131	38,413
Labcorp Holdings Inc	67	16,737
LifeStance Health Group Inc (a)	854	6,806
McKesson Corp	108	64,233
Premier Inc Class A	210	4,759
Privia Health Group Inc (a)	66	1,507
Progyny Inc (a)	263	6,094
Quest Diagnostics Inc	155	25,281
Surgery Partners Inc (a)	328	8,361
Tenet Healthcare Corp (a)	19	2,677
UnitedHealth Group Inc	520	282,095
		888,782
Health Care Technology - 0.1%
Doximity Inc Class A (a)	79	4,668
Veeva Systems Inc Class A (a)	75	17,495
		22,163
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	197	29,849
Avantor Inc (a)	789	17,579
Azenta Inc (a)	102	5,513
Bruker Corp	20	1,163
Danaher Corp	335	74,618
Fortrea Holdings Inc (a)	484	8,136
IQVIA Holdings Inc (a)	125	25,170
Medpace Holdings Inc (a)	4	1,397
Mettler-Toledo International Inc (a)	6	8,187
Repligen Corp (a)	72	11,967
Waters Corp (a)	49	20,359
West Pharmaceutical Services Inc	48	16,394
		220,332
Pharmaceuticals - 2.2%
Arvinas Inc (a)	315	5,547
Bristol-Myers Squibb Co	1,409	83,061
Elanco Animal Health Inc (a)	1,703	20,487
Eli Lilly & Co	356	288,744
Enliven Therapeutics Inc (a)	413	9,028
GSK PLC ADR	1,535	54,139
Intra-Cellular Therapies Inc (a)	23	2,923
Jazz Pharmaceuticals PLC (a)	27	3,358
Merck & Co Inc	775	76,586
Organon & Co	136	2,116
Perrigo Co PLC	80	1,993
Prestige Consumer Healthcare Inc (a)	2	154
Royalty Pharma PLC Class A	759	23,969
Viatris Inc	269	3,034
Zoetis Inc Class A	348	59,473
		634,612
TOTAL HEALTH CARE		2,870,844

Industrials - 10.1%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (a)	68	44,348
BWX Technologies Inc	81	9,147
Curtiss-Wright Corp	51	17,694
GE Aerospace	1,630	331,819
HEICO Corp	33	7,885
HEICO Corp Class A	47	8,946
Hexcel Corp	28	1,826
Howmet Aerospace Inc	324	41,012
Kratos Defense & Security Solutions Inc (a)	713	23,793
L3Harris Technologies Inc	112	23,745
Lockheed Martin Corp	53	24,536
Northrop Grumman Corp	175	85,272
Rocket Lab USA Inc Class A (a)	386	11,213
Spirit AeroSystems Holdings Inc Class A (a)	534	18,161
Textron Inc	47	3,596
V2X Inc (a)	221	11,521
Woodward Inc	51	9,448
		673,962
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	350	34,822
Expeditors International of Washington Inc	344	39,072
FedEx Corp	95	25,163
GXO Logistics Inc (a)	73	3,317
		102,374
Building Products - 0.9%
AAON Inc	82	9,543
Advanced Drainage Systems Inc	23	2,780
Armstrong World Industries Inc	22	3,322
AZEK Co Inc/The Class A (a)	259	13,269
AZZ Inc	144	12,354
Builders FirstSource Inc (a)	45	7,528
Carrier Global Corp	375	24,518
Fortune Brands Innovations Inc	247	17,702
Johnson Controls International plc	642	50,076
Lennox International Inc	22	13,033
Simpson Manufacturing Co Inc	20	3,360
Tecnoglass Inc	149	11,324
Trane Technologies PLC	205	74,364
UFP Industries Inc	38	4,395
		247,568
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (a)	561	11,871
Brady Corp Class A	161	11,993
Copart Inc (a)	154	8,921
HNI Corp	116	5,783
Veralto Corp	366	37,841
Vestis Corp	229	3,200
VSE Corp	122	12,487
		92,096
Construction & Engineering - 0.5%
Centuri Holdings Inc	636	14,170
Comfort Systems USA Inc	33	14,413
Dycom Industries Inc (a)	39	7,377
EMCOR Group Inc	48	21,507
Granite Construction Inc	129	11,370
IES Holdings Inc (a)	136	30,094
MasTec Inc (a)	28	4,062
Quanta Services Inc	50	15,381
Sterling Infrastructure Inc (a)	153	21,790
Valmont Industries Inc	13	4,313
		144,477
Electrical Equipment - 1.1%
Acuity Brands Inc	35	11,634
Eaton Corp PLC	119	38,846
Fluence Energy Inc Class A (a)	291	3,786
GE Vernova Inc	456	170,033
Generac Holdings Inc (a)	15	2,240
Hubbell Inc	60	25,381
NEXTracker Inc Class A (a)	335	16,891
nVent Electric PLC	16	1,040
Regal Rexnord Corp	152	24,127
Thermon Group Holdings Inc (a)	192	5,315
Vertiv Holdings Co Class A	152	17,787
		317,080
Ground Transportation - 0.5%
ArcBest Corp	11	1,052
Avis Budget Group Inc (a)	9	807
JB Hunt Transport Services Inc	79	13,526
Landstar System Inc	51	8,398
Old Dominion Freight Line Inc	73	13,550
Ryder System Inc	97	15,463
Saia Inc (a)	13	6,241
Schneider National Inc Class B	264	7,854
Uber Technologies Inc (a)	263	17,582
Union Pacific Corp	203	50,301
		134,774
Industrial Conglomerates - 0.3%
Honeywell International Inc	412	92,173
Machinery - 1.9%
Atmus Filtration Technologies Inc	69	2,886
Caterpillar Inc	122	45,316
Chart Industries Inc (a)	43	9,098
CNH Industrial NV Class A	2,200	28,336
Crane Co	45	7,664
Cummins Inc	280	99,750
Deere & Co	247	117,710
Federal Signal Corp	52	5,112
Fortive Corp	286	23,260
Gates Industrial Corp PLC (a)	647	13,386
IDEX Corp	32	7,178
Ingersoll Rand Inc	114	10,693
Kadant Inc	10	3,729
Oshkosh Corp	46	5,354
Parker-Hannifin Corp	38	26,868
Pentair PLC	623	64,593
REV Group Inc	444	15,407
SPX Technologies Inc (a)	72	10,693
Terex Corp	387	18,611
Westinghouse Air Brake Technologies Corp	31	6,446
Xylem Inc/NY	263	32,623
		554,713
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	49	3,589
Delta Air Lines Inc	231	15,539
United Airlines Holdings Inc (a)	64	6,774
		25,902
Professional Services - 1.1%
Automatic Data Processing Inc	403	122,114
Broadridge Financial Solutions Inc	275	65,511
Clarivate PLC (a)	951	5,154
Concentrix Corp	36	1,882
ExlService Holdings Inc (a)	473	23,773
First Advantage Corp (a)	323	6,098
FTI Consulting Inc (a)	25	4,884
Jacobs Solutions Inc	148	20,739
KBR Inc	149	8,109
Leidos Holdings Inc	93	13,209
Maximus Inc	90	6,776
Parsons Corp (a)	57	4,518
Paychex Inc	93	13,733
Paycor HCM Inc (a)	202	4,470
TrueBlue Inc (a)	578	4,711
Verra Mobility Corp Class A (a)	134	3,536
		309,217
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	115	5,313
Applied Industrial Technologies Inc	67	17,422
Ferguson Enterprises Inc	246	44,556
FTAI Aviation Ltd	301	30,260
GMS Inc (a)	109	9,193
United Rentals Inc	21	15,919
Wesco International Inc	18	3,329
WW Grainger Inc	34	36,131
Xometry Inc Class A (a)	260	8,635
		170,758
TOTAL INDUSTRIALS		2,865,094

Information Technology - 24.7%
Communications Equipment - 1.1%
Arista Networks Inc	304	35,030
Ciena Corp (a)	238	20,739
Cisco Systems Inc	2,559	155,076
F5 Inc (a)	81	24,078
Juniper Networks Inc	421	14,676
Lumentum Holdings Inc (a)	295	25,093
Motorola Solutions Inc	97	45,517
		320,209
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	160	18,413
Avnet Inc	104	5,373
Belden Inc	181	21,081
Coherent Corp (a)	156	14,116
Crane NXT Co	18	1,151
ePlus Inc (a)	45	3,596
Insight Enterprises Inc (a)	83	14,338
Keysight Technologies Inc (a)	122	21,759
PAR Technology Corp (a)	220	15,970
TD SYNNEX Corp	40	5,700
Trimble Inc (a)	252	18,890
		140,387
IT Services - 1.8%
Akamai Technologies Inc (a)	490	48,951
Amdocs Ltd	329	29,015
ASGN Inc (a)	185	16,319
Cloudflare Inc Class A (a)	127	17,577
Cognizant Technology Solutions Corp Class A	93	7,683
DXC Technology Co (a)	82	1,780
Gartner Inc (a)	19	10,314
Globant SA (a)	16	3,413
GoDaddy Inc Class A (a)	282	59,967
IBM Corporation	491	125,549
Kyndryl Holdings Inc (a)	105	3,986
MongoDB Inc Class A (a)	97	26,512
Okta Inc Class A (a)	338	31,846
Snowflake Inc Class A (a)	339	61,532
Twilio Inc Class A (a)	381	55,847
VeriSign Inc (a)	71	15,265
		515,556
Semiconductors & Semiconductor Equipment - 9.0%
Advanced Micro Devices Inc (a)	508	58,903
Aehr Test Systems (a)	357	4,045
Analog Devices Inc	242	51,277
Applied Materials Inc	525	94,684
Broadcom Inc	1,222	270,392
Cirrus Logic Inc (a)	184	18,481
Diodes Inc (a)	267	15,748
First Solar Inc (a)	135	22,615
GlobalFoundries Inc (a)	716	29,693
Intel Corp	2,244	43,601
Lam Research Corp	864	70,027
Lattice Semiconductor Corp (a)	173	9,864
Marvell Technology Inc	498	56,204
Micron Technology Inc	766	69,890
MKS Instruments Inc	92	10,422
Monolithic Power Systems Inc	47	29,956
NVIDIA Corp	11,690	1,403,619
ON Semiconductor Corp (a)	444	23,239
Onto Innovation Inc (a)	86	17,609
Penguin Solutions Inc (a)	813	16,488
Qorvo Inc (a)	167	13,858
QUALCOMM Inc	339	58,623
Semtech Corp (a)	251	16,807
Skyworks Solutions Inc	165	14,645
Teradyne Inc	59	6,832
Texas Instruments Inc	700	129,227
Universal Display Corp	24	3,598
Wolfspeed Inc (a)	301	1,845
		2,562,192
Software - 7.5%
ACI Worldwide Inc (a)	162	8,675
Adobe Inc (a)	179	78,304
Agilysys Inc (a)	115	10,375
ANSYS Inc (a)	101	35,401
Appfolio Inc Class A (a)	9	2,105
AppLovin Corp Class A (a)	172	63,569
Aspen Technology Inc (a)	14	3,690
Atlassian Corp Class A (a)	62	19,020
Autodesk Inc (a)	225	70,052
BILL Holdings Inc (a)	20	1,935
BlackLine Inc (a)	195	12,451
Cadence Design Systems Inc (a)	87	25,893
Ccc Intelligent Solutions Holdings Inc Class A (a)	183	2,033
Crowdstrike Holdings Inc Class A (a)	16	6,369
Dolby Laboratories Inc Class A	34	2,847
DoubleVerify Holdings Inc (a)	169	3,483
Dropbox Inc Class A (a)	140	4,501
Dynatrace Inc (a)	326	18,827
Elastic NV (a)	81	9,119
Fair Isaac Corp (a)	4	7,494
Five9 Inc (a)	87	3,566
Gen Digital Inc	1,100	29,601
Gitlab Inc Class A (a)	49	3,565
Guidewire Software Inc (a)	93	19,648
HubSpot Inc (a)	41	31,961
Informatica Inc Class A (a)	63	1,618
Intapp Inc (a)	99	7,058
Intuit Inc	116	69,775
Life360 Inc (a)	70	3,200
Microsoft Corp	2,630	1,091,609
MicroStrategy Inc Class A (a)	28	9,374
Monday.com Ltd (a)	28	7,153
Olo Inc Class A (a)	824	6,081
Palantir Technologies Inc Class A (a)	51	4,207
Palo Alto Networks Inc (a)	156	28,770
Pegasystems Inc	31	3,357
Procore Technologies Inc (a)	65	5,171
Progress Software Corp	170	9,746
PTC Inc (a)	77	14,898
Rapid7 Inc (a)	141	5,431
Salesforce Inc	280	95,676
SentinelOne Inc Class A (a)	89	2,132
Servicenow Inc (a)	146	148,683
SPS Commerce Inc (a)	68	12,558
Synopsys Inc (a)	57	29,952
Tenable Holdings Inc (a)	399	17,193
Varonis Systems Inc (a)	210	9,526
Vertex Inc Class A (a)	272	15,708
Weave Communications Inc (a)	220	3,590
Workday Inc Class A (a)	87	22,799
Workiva Inc Class A (a)	192	18,858
Zoom Communications Inc Class A (a)	101	8,781
		2,127,388
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	5,487	1,294,932
Dell Technologies Inc Class C	216	22,378
Hewlett Packard Enterprise Co	1,101	23,330
HP Inc	497	16,152
Western Digital Corp (a)	291	18,953
		1,375,745
TOTAL INFORMATION TECHNOLOGY		7,041,477

Materials - 2.1%
Chemicals - 0.9%
Air Products and Chemicals Inc	60	20,116
Aspen Aerogels Inc (a)	137	1,602
Axalta Coating Systems Ltd (a)	78	2,803
CF Industries Holdings Inc	90	8,299
Corteva Inc	47	3,068
DuPont de Nemours Inc	4	306
Ecolab Inc	311	77,809
Element Solutions Inc	476	12,286
FMC Corp	94	5,243
Linde PLC	120	53,534
Minerals Technologies Inc	53	4,065
Mosaic Co/The	818	22,814
PPG Industries Inc	303	34,960
Sherwin-Williams Co/The	22	7,880
		254,785
Construction Materials - 0.4%
CRH PLC	986	97,644
Martin Marietta Materials Inc	27	14,691
		112,335
Containers & Packaging - 0.3%
AptarGroup Inc	67	10,529
Ball Corp	344	19,161
Crown Holdings Inc	395	34,705
Graphic Packaging Holding CO	426	11,685
International Paper Co	281	15,632
Silgan Holdings Inc	13	715
		92,427
Metals & Mining - 0.4%
ATI Inc (a)	247	14,101
Carpenter Technology Corp	202	38,998
Commercial Metals Co	111	5,382
Constellium SE (a)	315	3,128
Newmont Corp	704	30,075
Nucor Corp	118	15,155
Royal Gold Inc	18	2,517
		109,356
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	157	18,364
Sylvamo Corp	63	5,046
		23,410
TOTAL MATERIALS		592,313

Real Estate - 1.8%
Diversified REITs - 0.0%
Essential Properties Realty Trust Inc	90	2,889
Health Care REITs - 0.3%
CareTrust REIT Inc	284	7,526
Medical Properties Trust Inc	765	3,588
Omega Healthcare Investors Inc	134	4,966
Welltower Inc	586	79,977
		96,057
Industrial REITs - 0.1%
Prologis Inc	179	21,346
Office REITs - 0.0%
Douglas Emmett Inc	380	6,977
Kilroy Realty Corp	77	3,004
		9,981
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	182	26,343
Compass Inc Class A (a)	1,714	12,427
Cushman & Wakefield PLC (a)	1,151	15,872
Howard Hughes Holdings Inc (a)	49	3,741
Jones Lang LaSalle Inc (a)	52	14,706
Zillow Group Inc Class C (a)	80	6,578
		79,667
Retail REITs - 0.0%
Tanger Inc	203	6,662
Urban Edge Properties	235	4,780
		11,442
Specialized REITs - 1.1%
American Tower Corp	341	63,068
Crown Castle Inc	833	74,370
Digital Realty Trust Inc	248	40,637
Equinix Inc	65	59,388
Iron Mountain Inc	136	13,814
Outfront Media Inc	859	15,806
SBA Communications Corp Class A	12	2,370
Weyerhaeuser Co	340	10,411
		279,864
TOTAL REAL ESTATE		501,246

Utilities - 1.6%
Electric Utilities - 0.8%
Constellation Energy Corp	72	21,599
Edison International	722	38,988
Eversource Energy	247	14,247
Exelon Corp	935	37,400
NextEra Energy Inc	1,009	72,204
PG&E Corp	3,440	53,836
		238,274
Gas Utilities - 0.1%
New Jersey Resources Corp	135	6,473
Southwest Gas Holdings Inc	76	5,676
UGI Corp	618	18,991
		31,140
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	149	3,864
Sunnova Energy International Inc (a)	400	1,027
		4,891
Multi-Utilities - 0.7%
Consolidated Edison Inc	198	18,561
Dominion Energy Inc	385	21,402
NiSource Inc	1,280	47,744
Public Service Enterprise Group Inc	1,022	85,378
Sempra	165	13,683
		186,768
TOTAL UTILITIES		461,073

TOTAL UNITED STATES		25,956,692
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	3,119	39,037
TOTAL COMMON STOCKS (Cost $22,017,948)		27,425,497

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd (Cost $33,934)	835	24,430

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,063,042)	4.37	1,062,829	1,063,042

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $23,114,924)	28,512,969
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(21,553)
NET ASSETS - 100.0%	28,491,416

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Mar 2025	606,725	52	52

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,851 or 0.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,171 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	717,580	13,641,738	13,296,268	44,825	(8)	-	1,063,042	1,062,829	0.0%
Total	717,580	13,641,738	13,296,268	44,825	(8)	-	1,063,042	1,062,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,167,380	2,150,896	16,484	-
Consumer Discretionary	3,035,068	3,021,034	14,034	-
Consumer Staples	1,464,017	1,427,965	36,052	-
Energy	1,151,686	1,146,615	5,071	-
Financials	4,309,522	4,294,917	14,605	-
Health Care	3,050,529	3,050,529	-	-
Industrials	2,958,844	2,886,872	71,972	-
Information Technology	7,596,661	7,578,093	18,568	-
Materials	675,969	675,969	-	-
Real Estate	507,649	507,649	-	-
Utilities	508,172	480,416	27,756	-

Non-Convertible Preferred Stocks
Information Technology	24,430	-	24,430	-

Money Market Funds	1,063,042	1,063,042	-	-
Total Investments in Securities:	28,512,969	28,283,997	228,972	-
Derivative Instruments:

Assets
Futures Contracts	52	52	-	-
Total Assets	52	52	-	-
Total Derivative Instruments:	52	52	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	52	0
Total Equity Risk	52	0
Total Value of Derivatives	52	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $22,051,882)	$27,449,927
Fidelity Central Funds (cost $1,063,042)	1,063,042

Total Investment in Securities (cost $23,114,924)		$28,512,969
Segregated cash with brokers for derivative instruments		30,664
Receivable for fund shares sold		53,138
Dividends receivable		13,777
Distributions receivable from Fidelity Central Funds		3,888
Other receivables		17
Total assets		28,614,453
Liabilities
Payable to custodian bank	$1
Payable for fund shares redeemed	115,410
Accrued management fee	1,185
Payable for daily variation margin on futures contracts	3,200
Other payables and accrued expenses	3,241
Total liabilities		123,037
Net Assets		$28,491,416
Net Assets consist of:
Paid in capital		$23,068,354
Total accumulated earnings (loss)		5,423,062
Net Assets		$28,491,416
Net Asset Value, offering price and redemption price per share ($28,491,416 ÷ 1,970,089 shares)		$14.46
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$268,797
Income from Fidelity Central Funds		44,825
Total income		313,622
Expenses
Custodian fees and expenses	$15,218
Independent trustees' fees and expenses	81
Miscellaneous	6
Total expenses before reductions	15,305
Expense reductions	(14,588)
Total expenses after reductions		717
Net Investment income (loss)		312,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	145,797
Fidelity Central Funds	(8)
Foreign currency transactions	(124)
Futures contracts	96,705
Total net realized gain (loss)		242,370
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,902,447
Assets and liabilities in foreign currencies	5
Futures contracts	(7,700)
Total change in net unrealized appreciation (depreciation)		3,894,752
Net gain (loss)		4,137,122
Net increase (decrease) in net assets resulting from operations		$4,450,027
Statement of Changes in Net Assets

	Year ended January 31, 2025	For the period May 11, 2023 (commencement of operations) through January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$312,905	$121,823
Net realized gain (loss)	242,370	16,532
Change in net unrealized appreciation (depreciation)	3,894,752	1,503,347
Net increase (decrease) in net assets resulting from operations	4,450,027	1,641,702
Distributions to shareholders	(514,411)	(115,759)

Share transactions
Proceeds from sales of shares	15,915,908	11,690,685
Reinvestment of distributions	514,411	115,759
Cost of shares redeemed	(3,599,236)	(1,607,670)

Net increase (decrease) in net assets resulting from share transactions	12,831,083	10,198,774
Total increase (decrease) in net assets	16,766,699	11,724,717

Net Assets
Beginning of period	11,724,717	-
End of period	$28,491,416	$11,724,717

Other Information
Shares
Sold	1,193,192	1,134,619
Issued in reinvestment of distributions	35,756	10,363
Redeemed	(257,925)	(145,916)
Net increase (decrease)	971,023	999,066

Financial Highlights
Fidelity® Series Sustainable U.S. Market Fund

Years ended January 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.14
Net realized and unrealized gain (loss)	2.81	1.72
Total from investment operations	3.01	1.86
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.12)	(.01)
Total distributions	(.29)	(.12) D
Net asset value, end of period	$14.46	$11.74
Total Return E,F	25.66%	18.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.07%	.10% I
Expenses net of fee waivers, if any	- % J	-% I,J
Expenses net of all reductions	-% J	-% I,J
Net investment income (loss)	1.47%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$28,491	$11,725
Portfolio turnover rate K	27%	28% I

AFor the period May 11, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Series Sustainable U.S. Market Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,041,077
Gross unrealized depreciation	(652,658)
Net unrealized appreciation (depreciation)	$5,388,419
Tax Cost	$23,124,550

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$20,339
Undistributed long-term capital gain	$51,628
Net unrealized appreciation (depreciation) on securities and other investments	$5,388,421

The Fund intends to elect to defer to its next fiscal year $37,326 of capital losses recognized during the period November 1,2024 to January 31,2025.

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024A
Ordinary Income	$384,898	$ 115,759
Long-term Capital Gains	129,513	-
Total	$514,411	$ 115,759

A For the period May 11, 2023 (commencement of operations) through January 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable U.S. Market Fund	17,743,458	5,354,672

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Sustainable U.S. Market Fund	199

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Sustainable U.S. Market Fund	70,111	27,268	(266)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through May 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $14,588.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series Sustainable U.S. Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Sustainable U.S. Market Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, and the statement of changes in net assets and the financial highlights for the year ended January 31, 2025 and for the period May 11, 2023 (commencement of operations) through January 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year ended January 31, 2025, and the changes in its net assets and the financial highlights for the year ended January 31, 2025 and for the period May 11, 2023 (commencement of operations) through January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $205,512, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $44,755 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 41%, and 58% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 46.43%, and 66.53% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.10%, and 2.89% of the dividends distributed in March and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908959.101
SUQ-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025